DERIVATIVE LIABILITY (Details) (USD $)	3 Months Ended		9 Months Ended		66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2012	Oct. 29, 2012	Mar. 31, 2012
Debt Instrument, Face Amount							$ 500,000
Derivative Liability	289,137		289,137		289,137	523,458		0
Change in fair value of derivative liability	$ 234,321	$ 0	$ 234,321	$ 0	$ 234,321